Note 22	6 Months Ended
Jun. 30, 2025
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
As of June 30, 2025 and December 31, 2024, the balance under the heading "Insurance and reinsurance assets" amounted to €199 million and €191 million, respectively.
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	June 2025	December 2024
Liabilities for remaining coverage	10,398	9,835
Liabilities for incurred claims	1,129	1,146
Total	11,527	10,981